Consolidated Statements of Changes in Equity - EUR (€)	Total	Share capital [member]	Share premium [member]	Other reserves [member]	Currency translation reserve [member]	Accumulated losses [member]
Beginning balance at Dec. 31, 2018	€ 4,953,037	€ 100,928	€ 15,023,205	€ 275,992		€ (10,447,088)
Total comprehensive loss	(8,027,162)					(8,027,162)
Issue of share capital	22,467,707	30,034	22,437,673
Transaction costs on issue of shares	(836,181)		(836,181)
Share-based payments	116,147			116,147
Ending balance at Dec. 31, 2019	18,673,548	130,962	36,624,697	392,139		(18,474,250)
Total comprehensive loss	(25,985,704)					(25,985,704)
Issue of share capital	102,514,879	104,731	102,410,148
Transaction costs on issue of shares	(1,000,265)		(1,000,265)
Currency translation reserve	(4,365)				€ (4,365)
Share-based payments	1,587,736			1,587,736
Ending balance at Dec. 31, 2020	95,785,829	235,693	138,034,580	1,979,875	(4,365)	(44,459,954)
Total comprehensive loss	(42,730,779)					(42,730,779)
Increase in par value	(1)	2,592,621	(2,592,621)
Issue of share capital	157,155,899	1,141,329	156,014,570
Transaction costs on issue of shares	(13,154,360)		(13,154,360)
Currency translation reserve	30,293				30,293
Settlement of share-based payments	(330,199)	8,584	440,731	(401,846)		(377,668)
Share-based payments	8,196,387			8,196,387
Ending balance at Dec. 31, 2021	€ 204,953,069	€ 3,978,226	€ 278,742,900	€ 9,774,416	€ 25,928	€ (87,568,401)